As filed with the Securities and Exchange Commission on August 4, 2017

Securities Act File No. 033-56094

Investment Company Act File No. 811-07428

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 207	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 208 (Check appropriate box or boxes)	☒

VOYA MUTUAL FUNDS

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 207 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 207 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 4th day of August, 2017.

VOYA MUTUAL FUNDS

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	President, Chief Executive Officer and Interested Trustee	August 4, 2017
Shaun P. Mathews*

	Senior Vice President and Chief/Principal Financial Officer	August 4, 2017
Todd Modic*

	Trustee	August 4, 2017
Colleen D. Baldwin*

	Trustee	August 4, 2017
John V. Boyer*

	Trustee	August 4, 2017
Patricia W. Chadwick*

	Trustee	August 4, 2017
Peter S. Drotch*

	Trustee	August 4, 2017
Martin J. Gavin *

	Trustee	August 4, 2017
Russell H. Jones*

	Trustee	August 4, 2017
Patrick W. Kenny*

	Trustee	August 4, 2017
Joseph E. Obermeyer*

	Trustee	August 4, 2017
Sheryl K. Pressler*

	Trustee	August 4, 2017
Christopher P. Sullivan*

	Trustee	August 4, 2017
Roger B. Vincent*

*By:     /s/ Huey P. Falgout, Jr.

     Huey P. Falgout, Jr.

      Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 191 to the Registrant’s Form N-1A Registration Statement on December 23, 2015 and are incorporated herein by reference.

EXHIBIT INDEX

Voya Mutual Funds

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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